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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-128124



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
               POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
                         PROSPECTUSES DATED MAY 1, 2006

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On or about August 28, 2006, the following Variable Portfolios will be available for investment:


STOCKS:
    MANAGED BY LORD ABBETT & CO. LLC
    -       Lord Abbett Mid Cap Value                                       LAST
    MANAGED BY FEDERATED INVESTMENT COUNSELING
    -       Telecom Utility                                                 SAST



Dated: August 28, 2006


                Please keep this Supplement with your Prospectus.



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